SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois	60603
(Address of principal executive offices)	(Zip code)

Alan M. Meder Duff & Phelps Utility and Corporate Bond Trust Inc. 55 East Monroe Street, Suite 3600 Chicago, Illinois 60603	Lawrence Hamilton Mayer Brown LLP 71 South Wacker Drive Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 263-2610

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2008

(Unaudited)

Principal Amount (000)	Description		Value
	LONG-TERM INVESTMENTS - 150.6%
	U.S. Government and Agency Obligations - 8.8%
	Federal Home Loan Bank,
$10,000	7.125%,	1/15/10	$10,391,020
	Federal National Mortgage Association,
10,000	7.25%,	1/15/10	10,870,910
5,000	6.00%,	5/15/11	5,470,290
293	8.00%,	10/01/30	317,547
1,051	7.00%,	12/01/31	1,118,187
	Government National Mortgage Association Pass-Through Certificates,
15	7.00%,	3/15/26	15,969
104	7.50%,	5/15/26	112,024
93	8.00%,	11/15/30	102,365
35	8.00%,	2/15/31	38,093

	Total U.S. Government and Agency Obligations (cost $27,948,029)		28,436,405

	Corporate Bonds - 135.3%
	Financial - 32.4%
	Bank United,
4,910	8.00%,	3/15/09	4,645,931
	Bear Stearns & Co. Inc.,
7,000	7.625%,	12/07/09	6,937,714
	Boeing Capital Corp.,
5,000	6.50%,	2/15/12	5,430,930
	Duke Realty Corp, L.P.,
6,000	6.80%,	2/12/09	6,072,480
	ERP Operating Limited Partnership,
5,000	6.625%,	3/15/12	5,084,935
	Firstar Bank, N.A.,
7,000	7.125%,	12/01/09	7,472,829
	Household Finance Corp.,
10,000	8.00%,	7/15/10	10,558,390
	JPMorgan Chase & Co.,
10,000	7.875%,	6/15/10	10,772,720
	Keybank, N.A.,
3,200	7.30%,	5/01/11	3,492,704
	Mack-Cali Realty, L.P.,
7,000	7.75%,	2/15/11	7,340,774
	Merrill Lynch & Co.,
5,000	6.50%,	7/15/18	4,855,540
5,000	6.875%,	11/15/18	5,018,150
	NationsBank Capital Trust IV,
10,000	8.25%,	4/15/27	10,274,900
	PNC Funding Corp.,
6,000	7.50%,	11/01/09	6,304,656
	Simon Property Group, L.P.,
5,000	7.125%,	2/09/09	5,068,235
5,000	7.00%,	7/15/09	5,132,640

			104,463,528

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2008

(Unaudited)

Principal Amount (000)	Description		Value
	Industrial - 29.1%
	Archer-Daniels-Midland Company,
$4,000	7.125%,	3/01/13	$4,499,992
	DaimlerChrysler NA Holdings,
10,000	7.20%,	9/01/09	10,347,250
	Dow Chemical Company,
7,000	9.00%,	4/01/21	9,149,686
	General Electric Capital Corporation,
7,565	8.625%,	6/15/08	7,638,305
	Potash Corporation of Saskatchewan Inc.,
6,578	7.75%,	5/31/11	7,320,525
	Sun Company, Inc.,
5,000	9.00%,	11/01/24	6,166,195
	Tele-Communications, Inc.,
5,275	10.125%,	4/15/22	6,620,790
3,200	9.875%,	6/15/22	3,967,523
	Time Warner Entertainment Company, L.P.,
5,000	8.875%,	10/01/12	5,581,240
	Time Warner, Inc.,
5,000	9.15%,	2/01/23	5,799,700
	Union Pacific Corp.,
9,258	7.375%,	9/15/09	9,722,742
	USX Corporation,
10,000	9.125%,	1/15/13	11,727,440
	Wal-Mart Stores, Inc.,
5,000	6.875%,	8/10/09	5,279,760

			93,821,148

	Telephone - 19.8%
	British Telecommunications PLC,
7,000	8.625%,	12/15/10	7,703,017
	Deutsche Telekom International Finance,
12,000	8.00%,	6/15/10	12,842,916
	France Telecom SA,
5,000	7.75%,	3/01/11	5,425,250
	Koninklijke (Royal) KPN NV,
5,000	8.00%,	10/01/10	5,371,810
	New Cingular Wireless Services Inc.,
9,000	8.125%,	5/01/12	10,080,648
	New York Telephone Co.,
5,000	8.625%,	11/15/10	5,522,755
	Sprint Corp.,
10,125	9.25%,	4/15/22	8,621,792
	Verizon Global Funding Corp.,
7,500	7.375%,	9/01/12	8,245,688

			63,813,876

	Utilities - 54.0%
	AGL Capital Corp.,
10,000	7.125%,	1/14/11	10,758,790
	CalEnergy Company, Inc.,
10,000	8.48%,	9/15/28	12,018,940
	CenterPoint Energy Resources Corp.,
10,000	7.75%,	2/15/11	10,810,200
	Duke Energy Corporation,
10,000	7.375%,	3/01/10	10,690,520
	FPL Group Capital Inc.,
5,050	7.375%,	6/01/09	5,275,073

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2008

(Unaudited)

Principal Amount (000)	Description		Value
	Utilities (Continued)
	Hydro-Quebec,
$10,000	7.50%,	4/01/16	$12,255,630
	Illinois Power Co.,
8,485	7.50%,	6/15/09	8,808,474
	KeySpan Gas East Corporation,
10,088	7.875%,	2/01/10	10,778,584
	NSTAR,
7,020	8.00%,	2/15/10	7,598,701
	ONEOK Partners, L.P.,
6,040	8.875%,	6/15/10	6,646,772
	Progress Energy, Inc.,
6,000	7.10%,	3/01/11	6,462,786
	PSE&G Power, LLC.,
7,195	7.75%,	4/15/11	7,757,289
	Sempra Energy,
10,000	7.95%,	3/01/10	10,747,760
	South Carolina Electric & Gas Co.,
6,000	6.125%,	3/01/09	6,147,912
	Southern California Edison Company,
5,512	7.625%,	1/15/10	5,862,811
	Spectra Energy Capital LLC.,
10,000	7.50%,	10/01/09	10,450,060
	Trans-Canada Pipelines Limited,
10,000	9.875%,	1/01/21	13,518,960
	Wisconsin Energy Corp.,
6,000	6.50%,	4/01/11	6,394,416
	Xcel Energy, Inc.,
10,131	7.00%,	12/01/10	10,916,578

			173,900,256

	Total Corporate Bonds (cost $430,522,026)		435,998,808

	Asset-Backed Securities - 1.7%
	Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000	6.62%,	3/01/16	5,500,610

	Total Asset-Backed Securities (cost $5,925,000)		5,500,610

Shares
	Non-Convertible Preferred Stock - 4.8%
	Financial - 4.8%
	Duke Realty Corp., Series M,
100,000	6.95%		2,247,000
	Duke Realty Corp., Series N,
100,000	7.25%		2,321,000
	Kimco Realty Corp., Series G,
100,000	7.75%		2,390,000
	Public Storage, Inc., Series I,
120,000	7.25%		2,869,200
	Realty Income Corp., Series D,
100,000	7.375%		2,376,000
	UDR, Inc., Series G,
100,000	6.75%		2,349,000
	Vornado Realty Trust, Series I,
50,000	6.625%		1,062,500

	Total Non-Convertible Preferred Stock (cost $16,713,000)		15,614,700

	Total Long-Term Investments (cost $481,108,055)		485,550,523

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2008

(Unaudited)

Principal Amount (000)	Description		Value
	SHORT-TERM INVESTMENTS - 1.7%
	U.S. Treasury Bills,
$1,800	2.220%,	4/24/08	$1,797,554
1,800	1.250%,	5/29/08	1,796,013
1,800	1.415%,	6/26/08	1,794,517

	Total Short-Term Investments (cost $5,387,844)		5,388,084

	Total Investments - 152.3% (Cost $486,495,899).		490,938,607
	Other Assets in Excess of Liabilities - 6.6%		21,388,801
	Liquidation Value of Preferred Shares - (58.9)%		(190,000,000)

	Net Assets Applicable to Common Stock - 100%		$322,327,408

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2008 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$504,538,097	$4,900,524	$18,500,014	$13,599,490

Notes

Securities Valuation:

Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates market value.

The Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of March 31, 2008.

Level 1 – $15,614,700

Level 2 – $475,323,907

Total –     $490,938,607

The Fund has not held any Level 3 securities (valued using unobservable inputs) or other financial instruments at any time during the three month period ended March 31, 2008.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov)

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT-	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder Treasurer (Principal Financial and Accounting Officer)

Date May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain President and Chief Executive Officer

Date May 29, 2008

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder Treasurer (Principal Financial and Accounting Officer)

Date May 29, 2008